Restricted cash	12 Months Ended
Dec. 31, 2018
Restricted cash
Restricted cash

4.Restricted cash

To meet the requirements of specific business operations, primarily including secured deposits held in designated bank accounts for issuance of bank acceptance and letter of guarantee, the Group held restricted cash of RMB4,110,210 and RMB3,239,613 as of December 31, 2017 and 2018, respectively.